REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 8,475,343	$ 8,245,268	$ 8,024,403
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	4,728,488	4,819,832	4,638,740
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	2,962,426	2,564,747	2,607,624
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	469,439	497,687	452,040
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	177,909	184,944	194,308
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	10,685	50,416	10,599
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	126,396	127,642	121,092
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	5,227,569	5,156,386	5,062,985
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	2,891,836	2,697,228	2,580,192
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	144,049	137,000	122,733
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	177,909	184,944	194,308
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 33,980	$ 69,710	$ 64,185